Shareholder Report, Holdings (Details) - C000257267 [Member]	Jan. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%